SHARE CAPITAL DISCLOSURE: Schedule of fair value assumptions, current (Details) - $ / shares	12 Months Ended
	Jan. 31, 2023	Jan. 31, 2022
2023 Offering
Expected life of warrants	2 years
Risk-Free Interest Rate	2.64%
Annualized volatility	242.00%
Fair Value at the date of transaction	$ 0.145
2022 Offering
Expected life of warrants		2 years
Risk-Free Interest Rate		0.16%
Annualized volatility		255.00%
Fair Value at the date of transaction		$ 0.45